Property and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property and equipment
Schedule of property and equipment

Computer equipment
$
Cost
December 31, 2024	—
Additions	31,928
December 31, 2025	31,928
Accumulated amortization and impairment
December 31, 2024	—
Amortization	2,951
December 31, 2025	2,951
Net book value
December 31, 2025	28,977